Document And Entity Information	6 Months Ended
Jun. 30, 2026
Document Information Line Items
Entity Central Index Key	0002134863
Document Type	F-4
Entity Registrant Name	NeoCryo Inc
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	366 Madison Ave
Entity Address, Address Line Two	9th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	829-8937
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	366 Madison Ave
Entity Address, Address Line Two	9th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	829-8937
Contact Personnel Name	Roy Jiangc/o NeoCryo Inc